Other Comprehensive Income, Accumulated OCI Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulative OCI balances [Abstract]
Balance, beginning of period	$ 187,443	$ 182,213
Other comprehensive income (loss), after tax	(596)	1,784	$ (11,614)
Balance, end of period	181,066	187,443	182,213
Other Comprehensive Income Textual [Abstract]
Unrealized gain (loss) in AOCI, on available-for-sale debt securities transferred to held-to-maturity debt securities, after tax	3,100	3,500	3,700
AOCI including portion attributable to noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(2,402)	740	(12,172)
Amounts reclassified from accumulated other comprehensive income (loss)	1,806	1,044	558
Other comprehensive income (loss), after tax	(596)	1,784	(11,614)
Debt securities [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(1,375)	858	(10,794)
Amounts reclassified from accumulated other comprehensive income (loss)	1,083	413	294
Other comprehensive income (loss), after tax	(292)	1,271	(10,500)
Fair value hedges [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	15	16	66
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	0
Other comprehensive income (loss), after tax	15	16	66
Cash flow hedges [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(921)	(151)	(1,160)
Amounts reclassified from accumulated other comprehensive income (loss)	638	546	4
Other comprehensive income (loss), after tax	(283)	395	(1,156)
Defined benefit plans adjustments [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	75	(17)	(106)
Amounts reclassified from accumulated other comprehensive income (loss)	85	85	260
Other comprehensive income (loss), after tax	160	68	154
Debit valuation adjustments (DVA) [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(31)	(29)	58
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	0
Other comprehensive income (loss), after tax	(31)	(29)	58
Foreign currency translation adjustments [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(165)	63	(236)
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	0
Other comprehensive income (loss), after tax	(165)	63	(236)
Total Wells Fargo stockholders' equity [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	(596)	1,782	(11,616)
Accumulative other comprehensive income, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(11,580)	(13,362)	(1,746)
Other comprehensive income (loss), after tax	(596)	1,782	(11,616)
Balance, end of period	(12,176)	(11,580)	(13,362)
Accumulative other comprehensive income, parent [Member] | Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period			(1,702)
Accumulative other comprehensive income, parent [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period			(44)
Debt securities, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(8,564)	(9,835)	665
Balance, end of period	(8,856)	(8,564)	(9,835)
Debt securities, parent [Member] | Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period			665
Debt securities, parent [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period			0
Fair value hedges, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(61)	(77)	(143)
Balance, end of period	(46)	(61)	(77)
Fair value hedges, parent [Member] | Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period			(143)
Fair value hedges, parent [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period			0
Cash flow hedges, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(788)	(1,183)	(27)
Balance, end of period	(1,071)	(788)	(1,183)
Cash flow hedges, parent [Member] | Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period			(27)
Cash flow hedges, parent [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period			0
Defined benefit plans adjustments, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(1,833)	(1,901)	(2,055)
Balance, end of period	(1,673)	(1,833)	(1,901)
Defined benefit plans adjustments, parent [Member] | Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period			(2,055)
Defined benefit plans adjustments, parent [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period			0
Debit valuation adjustment (DVA), parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(15)	14	(44)
Balance, end of period	(46)	(15)	14
Debit valuation adjustment (DVA), parent [Member] | Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period			0
Debit valuation adjustment (DVA), parent [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period			(44)
Foreign currency translation adjustments, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(319)	(380)	(142)
Balance, end of period	(484)	(319)	(380)
Foreign currency translation adjustments, parent [Member] | Previously reported [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period			(142)
Foreign currency translation adjustments, parent [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Accounting Standards Update 2018-12 Retrospective [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period			0
Noncontrolling interests [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	1,708	1,986	2,503
Other comprehensive income (loss), after tax	0	2	2
Balance, end of period	1,946	1,708	1,986
Cumulative other comprehensive income, noncontrolling Interests [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	0	2	2
Debt securities, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	0	0	0
Fair value hedges, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	0	0	0
Cash flow hedges, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	0	0	0
Defined benefit plans adjustments, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	0	0	0
Debit valuation adjustment (DVA) [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	0	0	0
Foreign currency translation adjustments, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	$ 0	$ 2	$ 2